High Yield Bond Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
	U.S. Treasury Note/Bond	2.875%	10/15/21	7,980	8,101
	U.S. Treasury Note/Bond	1.500%	1/31/22	8,085	8,181
	U.S. Treasury Note/Bond	0.125%	4/30/22	8,200	8,204
Total U.S. Government and Agency Obligations (Cost $24,487)					24,486
Corporate Bonds (93.4%)
Communications (18.9%)
[1,2]	Altice Financing SA	2.250%	1/15/25	490	561
[2]	Altice Financing SA	3.000%	1/15/28	1,250	1,401
[1,2]	Altice Financing SA	3.000%	1/15/28	630	706
[1]	Altice Financing SA	5.000%	1/15/28	860	846
[1,2]	Altice France SA	2.125%	2/15/25	585	661
[1]	Altice France SA	7.375%	5/1/26	4,025	4,186
[1]	Altice France SA	5.500%	1/15/28	1,700	1,734
	Belo Corp.	7.750%	6/1/27	920	1,072
	Belo Corp.	7.250%	9/15/27	667	770
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	539	556
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,630	1,681
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	445	459
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	320	336
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,530	2,574
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,055	2,052
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,161	3,200
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	891	1,163
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	500	581
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	600	668
[1]	CSC Holdings LLC	5.500%	5/15/26	3,890	4,002
[1]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,731
[1]	CSC Holdings LLC	6.500%	2/1/29	1,025	1,127
[1]	CSC Holdings LLC	4.125%	12/1/30	4,305	4,262
[1]	CSC Holdings LLC	3.375%	2/15/31	1,935	1,819
	DISH DBS Corp.	6.750%	6/1/21	1,935	1,945
	DISH DBS Corp.	5.875%	7/15/22	3,746	3,910
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,431
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,507
	DISH DBS Corp.	7.750%	7/1/26	3,685	4,053
	DISH DBS Corp.	7.375%	7/1/28	4,005	4,180
	Embarq Corp.	7.995%	6/1/36	720	826
[1]	Frontier Communications Corp.	5.875%	10/15/27	810	857
[1]	Frontier Communications Corp.	5.000%	5/1/28	4,105	4,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Frontier Communications Corp.	6.750%	5/1/29	1,975	2,074
[1]	Go Daddy Operating Co LLC / GD Finance Co. Inc.	3.500%	3/1/29	3,375	3,324
[1]	Gray Television Inc.	5.875%	7/15/26	2,280	2,363
[1]	Gray Television Inc.	7.000%	5/15/27	715	777
[1]	Gray Television Inc.	4.750%	10/15/30	970	962
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,766
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,913
[1]	Lamar Media Corp.	3.625%	1/15/31	1,311	1,262
[1,2]	Lorca Telecom Bondco SA	4.000%	9/18/27	760	913
	Lumen Technologies Inc.	6.750%	12/1/23	755	830
	Lumen Technologies Inc.	7.500%	4/1/24	557	621
[1]	Netflix Inc.	3.625%	6/15/25	335	355
	Netflix Inc.	4.375%	11/15/26	3,205	3,566
	Netflix Inc.	5.875%	11/15/28	140	169
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	439	444
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	1,882	1,811
	Quebecor Media Inc.	5.750%	1/15/23	2,810	3,003
[1]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,803
[1]	Scripps Escrow II Inc.	5.375%	1/15/31	250	248
[1]	Sirius XM Radio Inc.	4.625%	7/15/24	1,640	1,685
[1]	Sirius XM Radio Inc.	5.375%	7/15/26	300	309
[1]	Sirius XM Radio Inc.	4.125%	7/1/30	2,345	2,339
	Sprint Capital Corp.	6.875%	11/15/28	915	1,153
	Sprint Capital Corp.	8.750%	3/15/32	720	1,065
	Sprint Corp.	7.875%	9/15/23	6,974	7,968
	Sprint Corp.	7.125%	6/15/24	2,101	2,416
	Sprint Corp.	7.625%	2/15/25	1,595	1,890
	Telecom Italia Capital SA	6.375%	11/15/33	381	448
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	1,225
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,694
[1]	Telecom Italia SPA	5.303%	5/30/24	445	481
[1]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	4,000	4,192
	Time Warner Cable LLC	5.875%	11/15/40	60	74
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,444
	T-Mobile USA Inc.	4.500%	2/1/26	260	266
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,716
[1]	UPC Holding BV	5.500%	1/15/28	2,350	2,429
	ViacomCBS Inc.	5.875%	2/28/57	2,560	2,592
	ViacomCBS Inc.	6.250%	2/28/57	944	1,042
	Videotron Ltd.	5.000%	7/15/22	1,472	1,531
[1]	Videotron Ltd.	5.375%	6/15/24	260	285
[1]	Videotron Ltd.	5.125%	4/15/27	1,750	1,846
[1]	Virgin Media Secured Finance plc	5.500%	8/15/26	940	975
[1]	Virgin Media Secured Finance plc	5.500%	5/15/29	1,510	1,602
[1]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,202
[1,3]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,548
[1]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	1,094
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	3,050
[1]	VTR Comunicaciones SPA	5.125%	1/15/28	563	586
[1]	VTR Finance NV	6.375%	7/15/28	255	274
[1]	WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,726
[1,2]	WMG Acquisition Corp.	3.625%	10/15/26	220	266
[1,2]	WMG Acquisition Corp.	2.750%	7/15/28	520	621
[1]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,526
[1]	WMG Acquisition Corp.	3.000%	2/15/31	2,085	1,965
[1]	Ziggo BV	5.500%	1/15/27	1,545	1,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ziggo BV	4.875%	1/15/30	2,299	2,345
					154,704
Consumer Discretionary (13.7%)
[1]	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	2,059	2,082
[1]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,191
[1]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,508
[1]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	1,370	1,329
[1]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	3,325	3,209
[1]	Adient Global Holdings Ltd.	4.875%	8/15/26	1,090	1,123
[1]	Adient US LLC	7.000%	5/15/26	736	787
[1]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	820	847
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,226	2,220
	Asbury Automotive Group Inc.	4.500%	3/1/28	505	514
	Asbury Automotive Group Inc.	4.750%	3/1/30	489	504
	Boyd Gaming Corp.	6.000%	8/15/26	100	104
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,781
[1]	Caesars Entertainment Inc.	6.250%	7/1/25	1,810	1,914
[1]	Caesars Entertainment Inc.	8.125%	7/1/27	1,810	1,991
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	610	641
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	4,754	4,754
	Cedar Fair LP	5.250%	7/15/29	1,645	1,694
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	535	540
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	794
[1,2]	Cirsa Finance International Sarl	6.250%	12/20/23	1,460	1,736
[1]	Cirsa Finance International Sarl	7.875%	12/20/23	1,523	1,557
[1]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	358	381
[1]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	804	865
[4]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.250%	1.000%	4/30/21	1,050	1,039
	Ford Motor Credit Co. LLC	3.470%	4/5/21	400	400
	Ford Motor Credit Co. LLC	5.875%	8/2/21	1,332	1,350
	Ford Motor Credit Co. LLC	3.813%	10/12/21	580	587
	Ford Motor Credit Co. LLC	5.596%	1/7/22	220	226
	Ford Motor Credit Co. LLC	3.219%	1/9/22	410	415
	Ford Motor Credit Co. LLC	3.339%	3/28/22	200	203
	Ford Motor Credit Co. LLC	2.979%	8/3/22	250	254
	Ford Motor Credit Co. LLC	4.250%	9/20/22	420	435
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,175	1,199
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	914
	Ford Motor Credit Co. LLC	3.370%	11/17/23	395	405
[5]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.276%	8/3/22	575	570
[5]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.429%	2/15/23	255	253
[4,6]	Great Outdoors Group LLC Bank Loan, 6M USD LIBOR + 4.250%	1.000%	3/6/28	2,165	2,163
[1]	Group 1 Automotive Inc.	4.000%	8/15/28	125	124
[1]	Hanesbrands Inc.	4.625%	5/15/24	730	770
[1]	Hanesbrands Inc.	5.375%	5/15/25	615	649
[1]	Hanesbrands Inc.	4.875%	5/15/26	2,974	3,190
[4,5,6]	IRB Holding Corp. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	6/15/21	2,800	2,791
[1]	Jacobs Entertainment Inc.	7.875%	2/1/24	600	623
[1]	JELD-WEN Inc.	4.625%	12/15/25	345	349
[1]	JELD-WEN Inc.	4.875%	12/15/27	515	530
[1]	KAR Auction Services Inc.	5.125%	6/1/25	2,069	2,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KB Home	7.000%	12/15/21	215	219
	KB Home	7.500%	9/15/22	215	232
	KB Home	7.625%	5/15/23	1,300	1,398
	KB Home	4.800%	11/15/29	405	425
[1]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	5.250%	6/1/26	872	898
[1]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC	4.750%	6/1/27	1,010	1,059
[1]	L Brands Inc.	6.875%	7/1/25	765	847
[1]	L Brands Inc.	6.625%	10/1/30	2,130	2,415
	Lennar Corp.	4.125%	1/15/22	685	697
	Lennar Corp.	4.500%	4/30/24	1,965	2,137
	Lennar Corp.	5.250%	6/1/26	130	149
	Lennar Corp.	5.000%	6/15/27	1,045	1,195
	Lennar Corp.	4.750%	11/29/27	490	562
[1]	Lithia Motors Inc.	5.250%	8/1/25	171	177
[1]	Lithia Motors Inc.	4.625%	12/15/27	1,945	2,023
[1]	Lithia Motors Inc.	4.375%	1/15/31	670	693
	Macy's Retail Holdings LLC	2.875%	2/15/23	106	106
	Macy's Retail Holdings LLC	3.625%	6/1/24	966	966
[1]	Macy's Retail Holdings LLC	5.875%	4/1/29	1,444	1,482
	Macy's Retail Holdings LLC	4.500%	12/15/34	410	364
	Macy's Retail Holdings LLC	5.125%	1/15/42	207	174
	Macy's Retail Holdings LLC	4.300%	2/15/43	915	703
[1]	Mattel Inc.	6.750%	12/31/25	161	169
[1]	Mattel Inc.	3.375%	4/1/26	635	648
[1]	Mattel Inc.	5.875%	12/15/27	1,910	2,089
[1]	Mattel Inc.	3.750%	4/1/29	880	886
	MGM Resorts International	6.000%	3/15/23	680	726
	MGM Resorts International	5.750%	6/15/25	985	1,071
[1]	Michaels Stores Inc.	4.750%	10/1/27	795	863
[1]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	460	469
[1]	Petsmart Inc.	4.750%	2/15/28	580	593
[1]	Petsmart Inc.	7.750%	2/15/29	250	269
	PulteGroup Inc.	5.500%	3/1/26	818	951
	PVH Corp.	4.625%	7/10/25	1,135	1,245
[4]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.500%	5/28/21	1	1
[1]	Scientific Games International Inc.	7.000%	5/15/28	1,955	2,077
	Service Corp. International	8.000%	11/15/21	1,225	1,274
	Service Corp. International	4.625%	12/15/27	505	532
	Service Corp. International	5.125%	6/1/29	2,105	2,247
	Service Corp. International	3.375%	8/15/30	650	631
[1]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	600	599
[1]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	827
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	1,142
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	329
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	2,202
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,461	3,656
	Under Armour Inc.	3.250%	6/15/26	2,310	2,310
[1]	William Carter Co.	5.500%	5/15/25	280	298
[1]	William Carter Co.	5.625%	3/15/27	404	426
[1]	Williams Scotsman International Inc.	4.625%	8/15/28	60	61
[1]	WW International Inc.	8.625%	12/1/25	735	763
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,530	1,616
[1]	Yum! Brands Inc.	7.750%	4/1/25	1,150	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Yum! Brands Inc.	4.750%	1/15/30	910	962
	Yum! Brands Inc.	3.625%	3/15/31	2,450	2,352
					112,061
Consumer Staples (4.2%)
	B&G Foods Inc.	5.250%	9/15/27	4,020	4,151
[1,3]	Bellis Acquisition Co. plc	3.250%	2/16/26	508	703
[1,2]	Darling Global Finance BV	3.625%	5/15/26	395	471
[1]	Darling Ingredients Inc.	5.250%	4/15/27	795	831
[1]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	3,527
[1]	Energizer Holdings Inc.	4.375%	3/31/29	580	579
[4,5]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.359%	4/30/21	898	885
[4,5]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 5.750%	5.859%	4/30/21	297	299
	Kraft Heinz Foods Co.	3.750%	4/1/30	920	973
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,200	1,317
	Kraft Heinz Foods Co.	5.200%	7/15/45	3,010	3,472
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,070	1,198
[1]	Lamb Weston Holdings Inc.	4.875%	11/1/26	256	265
[1]	Lamb Weston Holdings Inc.	4.875%	5/15/28	175	188
[1]	Performance Food Group Inc.	6.875%	5/1/25	200	213
[1]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,806
[1]	Post Holdings Inc.	5.750%	3/1/27	970	1,018
[1]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,287
[1]	Post Holdings Inc.	4.625%	4/15/30	3,364	3,372
[1]	Post Holdings Inc.	4.500%	9/15/31	2,485	2,448
[4,5]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.250%	5/28/21	753	354
	TreeHouse Foods Inc.	4.000%	9/1/28	2,070	2,070
[1]	United Natural Foods Inc.	6.750%	10/15/28	695	742
					34,169
Energy (8.5%)
	Apache Corp.	4.875%	11/15/27	1,560	1,593
	Apache Corp.	5.100%	9/1/40	1,065	1,037
	Apache Corp.	5.250%	2/1/42	471	463
	Apache Corp.	4.750%	4/15/43	1,393	1,292
	Apache Corp.	4.250%	1/15/44	678	606
	Apache Corp.	5.350%	7/1/49	1,372	1,310
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	435	468
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	796
[1]	Buckeye Partners LP	4.125%	3/1/25	1,285	1,314
[1]	Buckeye Partners LP	4.500%	3/1/28	1,954	1,954
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,033	1,184
	Cheniere Energy Partners LP	4.500%	10/1/29	1,566	1,627
	Continental Resources Inc.	4.375%	1/15/28	1,553	1,635
[1]	Continental Resources Inc.	5.750%	1/15/31	1,470	1,654
	Continental Resources Inc.	4.900%	6/1/44	2,355	2,349
[1]	DCP Midstream Operating LP	4.750%	9/30/21	672	676
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,468
	DCP Midstream Operating LP	3.875%	3/15/23	801	832
	EnLink Midstream Partners LP	5.050%	4/1/45	906	686
	EQM Midstream Partners LP	4.750%	7/15/23	379	392
	EQM Midstream Partners LP	4.000%	8/1/24	420	425
[1]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,697
[1]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,855
	EQM Midstream Partners LP	5.500%	7/15/28	466	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	EQM Midstream Partners LP	4.500%	1/15/29	990	960
[1]	EQM Midstream Partners LP	4.750%	1/15/31	990	960
	EQT Corp.	3.000%	10/1/22	385	391
	EQT Corp.	7.625%	2/1/25	145	166
	EQT Corp.	3.900%	10/1/27	125	127
	EQT Corp.	8.500%	2/1/30	699	888
	Matador Resources Co.	5.875%	9/15/26	2,217	2,150
[4,5]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.488%	4/1/21	728	717
	Occidental Petroleum Corp.	3.400%	4/15/26	365	355
	Occidental Petroleum Corp.	3.200%	8/15/26	100	96
	Occidental Petroleum Corp.	6.375%	9/1/28	240	263
	Occidental Petroleum Corp.	3.500%	8/15/29	128	119
	Occidental Petroleum Corp.	6.125%	1/1/31	676	743
	Ovintiv Inc.	7.200%	11/1/31	140	174
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,707
	Ovintiv Inc.	6.500%	8/15/34	797	952
	Ovintiv Inc.	6.500%	2/1/38	715	865
[1]	Range Resources Corp.	8.250%	1/15/29	675	722
[1]	Rockies Express Pipeline LLC	4.950%	7/15/29	207	211
[1]	Rockies Express Pipeline LLC	4.800%	5/15/30	166	164
[1]	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,259
[1]	Rockies Express Pipeline LLC	6.875%	4/15/40	420	454
	SM Energy Co.	6.125%	11/15/22	935	916
	SM Energy Co.	5.000%	1/15/24	1,994	1,869
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,637
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,373
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	1,655	1,738
[1]	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	805	801
[1]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	1,152	1,164
[1]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	1,845	1,790
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250%	11/15/23	407	408
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	160	166
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,321
[1]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,656
[1,7]	Transocean Guardian Ltd.	5.875%	1/15/24	1,281	1,127
[1]	Transocean Inc.	7.250%	11/1/25	300	192
[1]	Transocean Inc.	8.000%	2/1/27	205	122
[1,7]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	612	594
[1,7]	Transocean Pontus Ltd.	6.125%	8/1/25	1,041	979
[1,7]	Transocean Proteus Ltd.	6.250%	12/1/24	717	679
[1]	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	1,915	2,035
	Western Midstream Operating LP	4.350%	2/1/25	105	108
	Western Midstream Operating LP	3.950%	6/1/25	430	439
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,205
	Western Midstream Operating LP	4.500%	3/1/28	100	103
	Western Midstream Operating LP	4.750%	8/15/28	215	225
	Western Midstream Operating LP	5.450%	4/1/44	595	610
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,492
	Western Midstream Operating LP	6.500%	2/1/50	1,804	1,951
					69,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (8.6%)
[1]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,135	3,084
[1]	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	4,066
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,045	1,122
	Aircastle Ltd.	5.000%	4/1/23	465	495
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,229
[4,5]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.109%	4/30/21	3,024	3,011
[1]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,760
[8]	BNP Paribas SA	6.750%	12/29/49	2,205	2,291
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	489
[8]	Credit Suisse Group AG	6.250%	12/29/49	5,880	6,261
[1]	DAE Funding LLC	5.250%	11/15/21	705	718
[1]	DAE Funding LLC	4.500%	8/1/22	1,264	1,272
[1]	DAE Funding LLC	5.000%	8/1/24	1,020	1,051
	Fly Leasing Ltd.	5.250%	10/15/24	800	815
[1]	Freedom Mortgage Corp.	8.125%	11/15/24	296	307
[1]	Freedom Mortgage Corp.	8.250%	4/15/25	1,596	1,662
[1]	Freedom Mortgage Corp.	7.625%	5/1/26	88	92
	Genworth Holdings Inc.	7.625%	9/24/21	760	780
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,453
	Genworth Holdings Inc.	4.800%	2/15/24	475	445
[1]	Genworth Mortgage Holdings Inc.	6.500%	8/15/25	2,190	2,360
[8]	ING Groep NV	6.875%	12/29/49	2,805	2,917
[1]	Intesa Sanpaolo SPA	5.017%	6/26/24	900	979
[1]	Intesa Sanpaolo SPA	5.710%	1/15/26	3,880	4,341
[1]	LD Holdings Group LLC	6.500%	11/1/25	210	220
	MGIC Investment Corp.	5.750%	8/15/23	685	736
	MGIC Investment Corp.	5.250%	8/15/28	885	918
[1]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	3,465
	Navient Corp.	7.250%	1/25/22	740	767
	Navient Corp.	6.500%	6/15/22	3,890	4,060
	Navient Corp.	5.500%	1/25/23	2,135	2,220
	Navient Corp.	7.250%	9/25/23	310	336
	Navient Corp.	6.750%	6/15/26	40	43
	OneMain Finance Corp.	8.250%	10/1/23	380	428
	OneMain Finance Corp.	6.125%	3/15/24	755	815
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,916
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,459
[1]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	650
[1]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,745	1,806
[1]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,700	2,582
	Radian Group Inc.	4.500%	10/1/24	2,485	2,581
	Radian Group Inc.	6.625%	3/15/25	300	332
	Radian Group Inc.	4.875%	3/15/27	300	315
					70,649
Health Care (9.9%)
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	480	506
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	360
[1,2]	Avantor Funding Inc.	2.625%	11/1/25	2,316	2,778
[1]	Avantor Funding Inc.	4.625%	7/15/28	3,035	3,164
[1]	Bausch Health Cos. Inc.	6.125%	4/15/25	5,700	5,842
[1]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,196
[1]	Bausch Health Cos. Inc.	9.000%	12/15/25	815	884
[1]	Bausch Health Cos. Inc.	9.250%	4/1/26	520	576
[1]	Bausch Health Cos. Inc.	8.500%	1/31/27	1,150	1,276
[1]	Bausch Health Cos. Inc.	7.000%	1/15/28	540	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,313
[1]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	67
[1]	Bausch Health Cos. Inc.	5.250%	1/30/30	2,120	2,128
[1,2]	CAB SELAS	3.375%	2/1/28	621	725
[1]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	658
[1,2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,530
[2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	876
[1]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	178
	Centene Corp.	4.250%	12/15/27	2,080	2,179
	Centene Corp.	4.625%	12/15/29	1,105	1,191
	Centene Corp.	3.375%	2/15/30	2,660	2,673
	Centene Corp.	3.000%	10/15/30	590	584
[1]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,602
[1]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	640
[1]	Charles River Laboratories International Inc.	4.000%	3/15/31	570	578
[1]	CHS/Community Health Systems Inc.	6.625%	2/15/25	975	1,026
[1]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,315	1,374
[1]	CHS/Community Health Systems Inc.	6.000%	1/15/29	770	814
[1]	CHS/Community Health Systems Inc.	4.750%	2/15/31	835	814
[1]	Emergent BioSolutions Inc.	3.875%	8/15/28	70	69
[1,2]	Grifols SA	1.625%	2/15/25	810	949
[1,2]	Grifols SA	2.250%	11/15/27	1,325	1,569
	HCA Inc.	5.875%	5/1/23	738	801
	HCA Inc.	7.690%	6/15/25	130	156
	HCA Inc.	5.875%	2/15/26	2,895	3,293
	HCA Inc.	5.625%	9/1/28	390	448
	HCA Inc.	5.875%	2/1/29	450	521
	HCA Inc.	3.500%	9/1/30	8,950	8,995
[1]	Hill-Rom Holdings Inc.	4.375%	9/15/27	310	319
[1]	Hologic Inc.	3.250%	2/15/29	1,665	1,650
[1]	IQVIA Inc.	5.000%	10/15/26	1,450	1,501
[1]	IQVIA Inc.	5.000%	5/15/27	4,093	4,287
[1,2]	IQVIA Inc.	2.250%	1/15/28	1,200	1,410
[1,2]	IQVIA Inc.	2.875%	6/15/28	1,405	1,692
[1]	Jaguar Holding Co. II/Pharmaceutical Product Development LP	4.625%	6/15/25	395	412
[1]	Jaguar Holding Co. II/Pharmaceutical Product Development LP	5.000%	6/15/28	435	451
[1]	Par Pharmaceutical Inc.	7.500%	4/1/27	767	809
[1]	Teleflex Inc.	4.250%	6/1/28	1,991	2,051
	Tenet Healthcare Corp.	4.625%	7/15/24	279	284
[1]	Tenet Healthcare Corp.	4.625%	9/1/24	315	324
[1]	Tenet Healthcare Corp.	7.500%	4/1/25	305	328
[1]	Tenet Healthcare Corp.	4.875%	1/1/26	270	280
[1]	Tenet Healthcare Corp.	4.625%	6/15/28	870	887
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,485	1,600
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,764
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	3,385	3,804
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	555	486
					81,259
Industrials (6.3%)
[1]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,981
	Aramark Services Inc.	4.750%	6/1/26	646	661
[1]	Aramark Services Inc.	5.000%	2/1/28	980	1,012
[1]	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,361
[1]	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,614
[1]	Brand Industrial Services Inc.	8.500%	7/15/25	3,262	3,278
[1]	BWX Technologies Inc.	4.125%	6/30/28	1,008	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	BWX Technologies Inc.	4.125%	4/15/29	1,315	1,333
[1]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,492
[1]	Clean Harbors Inc.	5.125%	7/15/29	768	815
[1]	Core & Main LP	6.125%	8/15/25	160	164
[4,5]	Core & Main LP Bank Loan, 3M USD LIBOR + 2.750%	3.750%	4/30/21	261	260
[1]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	500	529
[1]	Herc Holdings Inc.	5.500%	7/15/27	5,966	6,302
[1,2]	Loxam SAS	4.250%	4/15/24	190	224
[2]	Loxam SAS	2.875%	4/15/26	655	750
[2]	Loxam SAS	3.750%	7/15/26	750	884
[1,2]	Q-Park Holding I BV	1.500%	3/1/25	805	905
[1,2]	Q-Park Holding I BV	2.000%	3/1/27	1,025	1,146
[1]	Sensata Technologies BV	4.875%	10/15/23	300	321
[1]	Sensata Technologies BV	5.625%	11/1/24	575	635
[1]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,794
[1]	Sensata Technologies Inc.	4.375%	2/15/30	400	419
[1]	Sensata Technologies Inc.	3.750%	2/15/31	1,977	1,950
[1]	Signature Aviation US Holdings Inc.	4.000%	3/1/28	2,256	2,281
[1]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	790
[1]	Stericycle Inc.	3.875%	1/15/29	255	251
[1]	Terex Corp.	5.625%	2/1/25	480	494
	TransDigm Inc.	6.500%	5/15/25	2,565	2,619
	United Rentals North America Inc.	5.875%	9/15/26	1,955	2,043
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,255
	United Rentals North America Inc.	4.875%	1/15/28	1,794	1,884
	United Rentals North America Inc.	5.250%	1/15/30	740	801
	United Rentals North America Inc.	4.000%	7/15/30	3,430	3,486
	United Rentals North America Inc.	3.875%	2/15/31	1,206	1,212
[1,2]	Verisure Holding AB	3.250%	2/15/27	688	813
[1,2]	Verisure Midholding AB	5.250%	2/15/29	221	268
[1,2]	Vertical Holdco GmbH	6.625%	7/15/28	200	251
[1,2]	Vertical Midco GmbH	4.375%	7/15/27	275	339
[1]	Vertical U.S. Newco Inc.	5.250%	7/15/27	1,160	1,214
					51,852
Materials (10.4%)
[1]	ARD Finance SA	6.500%	6/30/27	955	1,000
[1]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	1,172
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,490	1,527
[1,3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	226
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	711
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	3,655	3,728
	Ball Corp.	4.875%	3/15/26	1,100	1,231
[2]	Ball Corp.	1.500%	3/15/27	1,905	2,265
[1]	Berry Global Inc.	4.500%	2/15/26	1,655	1,696
[1]	Berry Global Inc.	4.875%	7/15/26	2,120	2,239
[1]	Berry Global Inc.	5.625%	7/15/27	215	227
	Cemex SAB de CV	7.375%	6/5/27	565	638
	Cemex SAB de CV	5.450%	11/19/29	590	646
[1]	Cemex SAB de CV	3.875%	7/11/31	1,285	1,259
[1,2]	CeramTec BondCo GmbH	5.250%	12/15/25	425	504
	CF Industries Inc.	5.375%	3/15/44	596	705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chemours Co.	7.000%	5/15/25	3,115	3,205
	Chemours Co.	5.375%	5/15/27	930	980
	Commercial Metals Co.	5.375%	7/15/27	595	625
	Commercial Metals Co.	3.875%	2/15/31	145	142
[1]	Constellium SE	5.875%	2/15/26	1,025	1,056
[1]	Constellium SE	5.625%	6/15/28	500	527
[1]	Constellium SE	3.750%	4/15/29	1,105	1,053
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	300	315
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	169	179
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,803
[1,2]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,940
[1,2]	Diamond BC BV	5.625%	8/15/25	3,035	3,645
[1]	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	4,075
[1]	Flex Acquisition Co. Inc.	7.875%	7/15/26	845	885
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,113
[1]	Graphic Packaging International LLC	4.750%	7/15/27	205	223
[1]	Graphic Packaging International LLC	3.500%	3/15/28	2,765	2,748
[1]	Graphic Packaging International LLC	3.500%	3/1/29	540	526
[1]	Novelis Corp.	5.875%	9/30/26	2,206	2,300
[1]	Novelis Corp.	4.750%	1/30/30	1,889	1,936
[1]	OCI NV	5.250%	11/1/24	3,623	3,750
[1]	OCI NV	4.625%	10/15/25	655	676
[1]	OI European Group BV	4.000%	3/15/23	675	692
	Olin Corp.	5.125%	9/15/27	1,775	1,844
	Olin Corp.	5.625%	8/1/29	1,665	1,786
	Olin Corp.	5.000%	2/1/30	1,097	1,146
[1]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	2,140	2,284
[1]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	674
[1]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,376
[1]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,271
[1]	Sealed Air Corp.	4.000%	12/1/27	424	434
	Silgan Holdings Inc.	4.750%	3/15/25	84	85
	Silgan Holdings Inc.	4.125%	2/1/28	2,545	2,621
[2]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,550
[1]	Standard Industries Inc.	5.000%	2/15/27	700	726
[1]	Standard Industries Inc.	4.750%	1/15/28	1,025	1,062
[1]	Standard Industries Inc.	4.375%	7/15/30	3,600	3,618
[1]	Standard Industries Inc.	3.375%	1/15/31	3,530	3,336
[4,5]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 2.750%	2.860%	4/19/21	630	620
[2]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,202
[1,2]	Trivium Packaging Finance BV	3.750%	8/15/26	180	216
[1]	Trivium Packaging Finance BV	5.500%	8/15/26	745	782
[1]	Tronox Finance plc	5.750%	10/1/25	675	702
[1]	Tronox Inc.	4.625%	3/15/29	2,030	2,030
[1]	Valvoline Inc.	3.625%	6/15/31	1,040	1,006
					85,539
Real Estate (0.7%)
[1]	Iron Mountain Inc.	4.875%	9/15/27	595	607
[1]	Iron Mountain Inc.	4.875%	9/15/29	2,177	2,199
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	160
[1]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,663
[1]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	849
					5,935
Technology (10.5%)
[1]	Black Knight InfoServ LLC	3.625%	9/1/28	1,847	1,803
[1]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	1,567	1,618
[1]	Cardtronics Inc. / Cardtronics USA Inc.	5.500%	5/1/25	450	463
	CDK Global Inc.	5.875%	6/15/26	915	947
	CDK Global Inc.	4.875%	6/1/27	785	818
[1]	CDK Global Inc.	5.250%	5/15/29	2,220	2,353
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	122
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,390
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	3,590	3,716
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	2,792	2,743
[1]	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	3,170	3,225
[1]	Dun & Bradstreet Corp.	6.875%	8/15/26	453	484
[4,5]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.250%	3.359%	4/27/21	3,326	3,306
[1]	Entegris Inc.	4.625%	2/10/26	150	155
[1]	Entegris Inc.	4.375%	4/15/28	1,905	1,967
[1]	Gartner Inc.	3.750%	10/1/30	1,510	1,491
[1]	Microchip Technology Inc.	4.250%	9/1/25	1,025	1,070
[1]	MSCI Inc.	4.750%	8/1/26	210	217
[1]	MSCI Inc.	5.375%	5/15/27	690	737
[1]	MSCI Inc.	4.000%	11/15/29	1,820	1,872
[1]	MSCI Inc.	3.625%	9/1/30	245	249
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,475
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,860
	Nokia Oyj	4.375%	6/12/27	2,425	2,577
	Nokia Oyj	6.625%	5/15/39	3,855	4,718
	NortonLifeLock Inc.	3.950%	6/15/22	345	351
[1]	NortonLifeLock Inc.	5.000%	4/15/25	4,250	4,303
[1]	Open Text Corp.	5.875%	6/1/26	2,180	2,256
[1]	Open Text Corp.	3.875%	2/15/28	3,103	3,119
[1]	Open Text Holdings Inc.	4.125%	2/15/30	3,080	3,111
[4,5,6]	Peraton Holding Corp. Bank Loan	1.000%	11/30/27	985	984
[4,6]	Peraton Holding Corp. Bank Loan, 3M USD LIBOR + 3.750%	1.000%	2/1/28	560	559
[1]	Presidio Holdings Inc.	4.875%	2/1/27	2,577	2,629
[1]	Presidio Holdings Inc.	8.250%	2/1/28	1,130	1,232
[1]	PTC Inc.	3.625%	2/15/25	335	342
[1]	PTC Inc.	4.000%	2/15/28	1,215	1,232
	Qorvo Inc.	4.375%	10/15/29	3,160	3,373
[1]	Qorvo Inc.	3.375%	4/1/31	1,570	1,527
[4,5]	SS&C Technologies Holdings Europe S.A.R.L. Bank Loan, 1M USD LIBOR + 1.750%	1.859%	4/30/21	496	491
[1]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	4,319
[4,5]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.859%	4/30/21	665	657
[4,5]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.859%	4/30/21	668	660
	Western Digital Corp.	4.750%	2/15/26	3,879	4,252
	Xerox Corp.	4.375%	3/15/23	698	733
	Xerox Corp.	4.800%	3/1/35	542	539
	Xerox Corp.	6.750%	12/15/39	1,995	2,150
[1]	Xerox Holdings Corp.	5.000%	8/15/25	155	160
[1]	Xerox Holdings Corp.	5.500%	8/15/28	4,435	4,601
					85,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (1.7%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,541
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	673
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,942
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	1,745	1,902
[1]	Clearway Energy Operating LLC	4.750%	3/15/28	571	591
[1]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	2,275
[1]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	1,032
[1]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	109
[1]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,165
[1]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	753
					13,983
Total Corporate Bonds (Cost $737,996)					766,051
				Shares
Common Stocks (0.2%)
Energy (0.2%)
*	Whiting Petroleum Corp.			51,071	1,810
Other (0.0%)
*,9	Homer City Holdings LLC			62,633	—
Total Common Stocks (Cost $4,596)					1,810

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Temporary Cash Investments (3.0%)
Repurchase Agreement (3.0%)
Bank of America Securities, LLC (Dated 3/31/21, Repurchase Value $24,300,000, collateralized by Government National Mortgage Association 2.500%–8.500%, 7/15/22–2/20/51, with a value of $24,786,000) (Cost $24,300)	0.010%	4/1/21	24,300	24,300
Total Investments (99.6%) (Cost $791,379)				816,647
Other Assets and Liabilities—Net (0.4%)				3,328
Net Assets (100%)				819,975
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $434,188,000, representing 53.0% of net assets.
2	Face amount denominated in euro.
3	Face amount denominated in British pounds.
4	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31, 2021 the aggregate value of these securities was $18,797,000, representing 2.4% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2021.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Perpetual security with no stated maturity date.
9	Security value determined using significant unobservable inputs.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	4/30/21	EUR	183	USD	216	—	(1)
Goldman Sachs International	4/30/21	EUR	97	USD	114	—	(1)
UBS AG	4/30/21	USD	36,716	EUR	31,082	244	—
Citibank, N.A.	4/30/21	USD	2,261	GBP	1,641	—	(1)
						244	(3)
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,486	—	24,486
Corporate Bonds	—	766,051	—	766,051
Common Stocks	1,810	—	—	1,810
Temporary Cash Investments	—	24,300	—	24,300
Total	1,810	814,837	—	816,647
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	244	—	244
Liabilities
Forward Currency Contracts	—	3	—	3